EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 21, 2013 (Accession No. 0001193125-13-267189), to the Class A, B & C and Class I Summary Prospectuses and Prospectuses dated May 1, 2013, for Cohen & Steers Global Realty Shares, Inc.